Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Nov. 30, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

		Additions/Deductions
	Balances at Beginning of Fiscal Year	Charged to Revenue and Expense, net	Additions from Acquisitions	Reclassifications and Write-offs	Balances at End of Fiscal Year
Fiscal Year Ended November 30, 2018
Allowance for sales returns-gross	$53,139	$7,917	$—	$(4,873)	$56,183
Allowance for deferred tax assets	6,503	(696)	—	—	5,807
Fiscal Year Ended November 30, 2019
Allowance for sales returns-gross	$56,183	$20,875	$—	$(4)	$77,054
Allowance for deferred tax assets	5,807	419	—	—	6,226
Fiscal Year Ended November 30, 2020
Allowance for sales returns-gross	$77,054	$17,385	$—	$183	$94,622
Allowance for deferred tax assets	6,226	(734)	—	—	5,492